OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME, NET
Schedule of other income, net

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Investment income, net	950,332	679,278	721,647
Government grants	762,070	731,198	600,924
Others	156,898	155,562	123,220
Total	1,869,300	1,566,038	1,445,791